SHARE CAPITAL AND RESERVES (Details Narrative)										1 Months Ended					12 Months Ended
	Dec. 01, 2023 CAD ($) $ / shares shares	Apr. 11, 2023 CAD ($) shares	Apr. 11, 2023 $ / shares	Jul. 08, 2022 CAD ($) shares	Jul. 08, 2022 $ / shares	Mar. 09, 2022 CAD ($) shares	Mar. 09, 2022 $ / shares	Dec. 02, 2021 CAD ($) shares	Oct. 02, 2020 CAD ($) shares	Mar. 22, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2022 CAD ($) shares	Aug. 20, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Mar. 31, 2022 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2024 CAD ($) shares	Sep. 08, 2023 $ / shares shares	Mar. 31, 2023 CAD ($) shares
Statement [Line Items]
Stock issued to exercise of warrants, shares								6,000,000	2,000,000				3,000,000
Flow-through proceeds outstanding | $																	$ 2,383,000		$ 383,000
Common shares issue																	15,384,615
Stock issued to exercise of warrants, proceeds | $								$ 300,000	$ 100,000				$ 150,000
Stock issaunce costs | $									$ 100
Renounced to shareholder | $																$ 167,000
Fair value of warrants issued | $															$ 300,000
2019 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description														risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and dividend yield of nil
Share purchase warrants issued														16,000,000
Fair value of warrants issued | $														$ 490,449
2022 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description												risk-free rate of 3.28%; expected volatility of 138%; underlying market price of $0.11; strike price of $0.085; expiry term of 2.45 years; and dividend yield of nil
Share purchase warrants issued												1,176,470
Fair value of warrants issued | $												$ 99,191
2023 non-flow-through warrants
Statement [Line Items]
Share purchase warrants issued											4,807,693
Expiry term share purchase warrants											5 years
Strike price | $ / shares											$ 0.08
Investor Relations Agreement
Statement [Line Items]
Stock option granted		520,000				3,480,000				6,410,000
Aggregate common shares acquire		520,000				3,480,000				6,410,000
Share price | (per share)			$ 0.125				$ 0.12			$ 0.105
Stock granted term dscription		three years				three to five years				three to five years
Stock granted to insiders percentage						50.00%
Fair value of options | $		$ 49,647				$ 366,912				$ 589,109
Black-scholes fair value assumption description		risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil				risk-free rate of 1.65%; expected volatility of 139%; underlying market price of $0.12; strike price of $0.12; expiry term of 3 - 5 years; and dividend yield of nil				risk-free rate of 3.48%; expected volatility of 95% for options with three year expiry term and 131% for options with five year expiry term; underlying market price of $0.11; strike price of $0.105; and dividend yield of nil
Share Purchase Option
Statement [Line Items]
Stock option granted				1,000,000
Aggregate common shares acquire				1,000,000
Share price | $ / shares					$ 0.11
Stock granted term dscription				five years
Options vest each instalments				25.00%
Fair value of options | $				$ 88,486
Black-scholes fair value assumption description				risk-free rate of 3.21%; expected volatility of 139%; underlying market price of $0.10; strike price of $0.11; expiry term of 5 years; and dividend yield of nil
Property Agreement [Member]
Statement [Line Items]
Common shares issued																		100,000
Common stock share issue price | $ / shares																		$ 0.075
Private Placement Flow [Member]
Statement [Line Items]
Common shares issue	15,384,615
Stock issued to exercise of warrants, proceeds | $	$ 2,000,000
Share price | $ / shares	$ 0.13
Private Placement Non Flow [Member]
Statement [Line Items]
Common shares issue	9,615,385
Stock issued to exercise of warrants, proceeds | $	$ 769,231
Share price | $ / shares	$ 0.08
Share Capital
Statement [Line Items]
Common shares issued																	211,702,894		186,602,894
Common shares outstanding																	211,702,894		186,602,894